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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-04975

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                         MFS MULTIMARKET INCOME TRUST
              (Exact name of registrant as specified in charter)

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              111 Huntington Avenue, Boston, Massachusetts 02199
              (Address of principal executive offices) (Zip code)

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                             Christopher R. Bohane
                   Massachusetts Financial Services Company
                             111 Huntington Avenue
                          Boston, Massachusetts 02199
                   (Name and address of agents for service)

      Registrant's telephone number, including area code: (617) 954-5000

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                      Date of fiscal year end: October 31

             Date of reporting period: July 1, 2016 - June 30, 2017

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ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04975
Reporting Period: 07/01/2016 - 06/30/2017
MFS Multimarket Income Trust









========================= MFS Multimarket Income Trust =========================


MFS SERIES TRUST XIV - MFS INSTITUTIONAL MONEY MARKET PORTFOLIO

Ticker:                      Security ID:  55291X109
Meeting Date: MAR 23, 2017   Meeting Type: Written Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Steven E. Buller         For       For          Management
1.2   Elect Director John A. Caroselli        For       For          Management
1.3   Elect Director Maureen R. Goldfarb      For       For          Management
1.4   Elect Director David H. Gunning         For       For          Management
1.5   Elect Director Michael Hegarty          For       For          Management
1.6   Elect Director John P. Kavanaugh        For       For          Management
1.7   Elect Director Robert J. Manning        For       For          Management
1.8   Elect Director Clarence Otis, Jr.       For       For          Management
1.9   Elect Director Maryanne L. Roepke       For       For          Management
1.10  Elect Director Robin A. Stelmach        For       For          Management
1.11  Elect Director Laurie J. Thomsen        For       For          Management


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PACIFIC EXPLORATION & PRODUCTION CORPORATION

Ticker:       PEN            Security ID:  69423W889
Meeting Date: MAY 31, 2017   Meeting Type: Annual
Record Date:  APR 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Six          For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       For          Management
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Gabriel de Alba          For       For          Management
2.4   Elect Director Raymond Bromark          For       For          Management
2.5   Elect Director Russell Ford             For       For          Management
2.6   Elect Director Camilo Marulanda         For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration

========== END NPX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title):  David DiLorenzo*
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                           David DiLorenzo, President and Principal
                           Executive Officer

Date: August 28, 2017

*By (Signature and Title)  /s/ Susan A. Pereira
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                           Susan A. Pereira, as attorney-in-fact

* Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated June 1, 2017. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on June 27, 2017.